Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.375	$ 0.375
Ordinary shares, shares authorized (in Shares)	[1]	800,000	800,000
Ordinary shares, shares issued (in Shares)	[1]	799,861	5,629
Ordinary shares, shares outstanding (in Shares)	[1]	799,861	5,629
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		150,000,000	150,000,000
Ordinary shares, shares issued (in Shares)		8,192,000	8,192,000
Ordinary shares, shares outstanding (in Shares)		8,192,000	8,192,000

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-25 reverse share split of the Class A ordinary shares effective on July 6, 2026 (Notes 14 and 19).